Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	10,081,131
Proposed Maximum Offering Price per Unit	3.195
Maximum Aggregate Offering Price	$ 32,209,213.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,448.09
Offering Note	(1) The amount registered consists of up to an aggregate of 10,081,131 shares of common stock, par value $0.001 per share (the "common stock"), of CervoMed Inc. to be offered by the selling stockholders named in the Registration Statement, consisting of: (i) 1,767,514 shares of common stock, (ii) 1,592,863 shares of common stock issuable upon the exercise of pre-funded warrants, (iii) 3,360,377 shares of common stock issuable upon the exercise of Series B warrants, and (iv) 3,360,377 shares of common stock issuable upon the exercise of Series C warrants, in each case issued in a private placement that closed on June 11, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement also covers such an indeterminate amount of shares of common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's common stock quoted on the Nasdaq Capital Market on June 30, 2026.